4. Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Summary of premises and equipment
(Dollars in thousands)
	2018	2017

Land	$3,456	3,700
Buildings and improvements	19,357	19,312
Furniture and equipment	22,315	21,115
Construction in process	381	847

Total premises and equipment	45,509	44,974

Less accumulated depreciation	27,059	25,063

Total net premises and equipment	$18,450	19,911